Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rental expense	$ 68.0	$ 76.7	$ 104.7
Future long-term non-cancelable operating lease payments
2013	42.0
2014	31.6
2015	22.3
2016	15.8
2017	11.6
2018 and thereafter	17.3
Residual value guarantees
Guarantees
Percentage of estimated terminal value of leased assets guaranteed	84.00%
Maximum guarantees related to the leased assets	20.2
Liability recorded for estimated fair value of guarantees	$ 0.3